Sales revenues	12 Months Ended
Dec. 31, 2022
Sales Revenues
Sales revenues

8.	Sales revenues
8.1.	Revenues from contracts with customers

As an integrated energy company, revenues from contracts with customers derive from different products sold by the Company’s operating segments, taking into consideration specific characteristics of the markets where they operate. For additional information about the operating segments of the Company, its activities and its respective products sold, see note 12.

The determination of transaction prices derives from methodologies and policies based on the parameters of these markets, reflecting operating risks, level of market share, changes in exchange rates and international commodity prices, including Brent oil prices, oil products such as diesel and gasoline, and the Henry Hub Index.

8.2.	Net sales revenues

	2022	2021	2020
Diesel	40,149	24,236	13,924
Gasoline	16,175	11,910	6,313
Liquefied petroleum gas	5,121	4,491	3,383
Jet fuel	5,423	2,271	1,455
Naphtha	2,396	1,699	1,694
Fuel oil (including bunker fuel)	1,411	1,775	795
Other oil products	5,536	4,261	2,712
Subtotal oil products	76,211	50,643	30,276
Natural gas	7,673	5,884	3,649
Oil	7,719	671	48
Renewables and nitrogen products	283	40	59
Breakage	669	243	438
Electricity	694	2,902	1,109
Services, agency and others	1,043	808	755
Domestic market	94,292	61,191	36,334
Exports	27,497	21,491	15,945
Oil	19,332	14,942	11,720
Fuel oil (including bunker fuel)	7,399	5,480	3,525
Other oil products	766	1,069	700
Sales abroad (*)	2,685	1,284	1,404
Foreign market	30,182	22,775	17,349
Sales revenues	124,474	83,966	53,683

(*)	Sales revenues from operations outside of Brazil, including trading and excluding exports.

	2022	2021	2020
Domestic market	94,292	61,191	36,334
Americas (except United States)	7,166	4,702	3,419
China	6,389	7,053	7,703
Europe	5,932	3,110	1,853
United States	4,914	2,162	1,193
Singapore	4,271	3,913	2,415
Asia (except China and Singapore)	1,505	1,671	746
Others	5	164	20
Foreign market	30,182	22,775	17,349
Sales revenues	124,474	83,966	53,683

In the year ended December 31, 2022, sales to two clients of the refining, transportation and marketing segment represented individually 15% and 11% of the Company’s sales revenues. In the years ended December 31, 2021 and 2020, one client of the same segment represented more than 10% of the Company’s sales revenues.

8.3.	Remaining performance obligations

The Company is party to sales contracts signed until December 31, 2022 with original expected duration of more than 1 year, which define the volume and timing of goods or services to be delivered during the term of the contract, and the payment terms for these future sales.

The estimated remaining values of these contracts at the year ended December 31, 2022 presented below are based on the contractually agreed future sales volumes, as well as prices prevailing at December 31, 2022 or practiced in recent sales reflecting more directly observable information:

	Expected recognition within 1 year	Expected recognition after 1 year	Total
Domestic market
Gasoline	10,495	-	10,495
Diesel	31,175	-	31,175
Natural gas	15,643	14,636	30,279
Services and others	7,867	4,573	12,440
Naphtha	1,946	4,211	6,157
Electricity	658	6,352	7,010
Other oil products	30	-	30
Jet fuel	5,868	-	5,868
Foreign market		-
Exports	2,961	8,761	11,722
Total	76,643	38,533	115,176

Revenues will be recognized once goods are transferred and services are provided to the customers and their measurement and timing of recognition will be subject to future demands, changes in commodities prices, exchange rates and other market factors.

The table above does not include information on contracts with original expected duration of less than one year, such as spot-market contracts, variable considerations which are constrained, and information on contracts only establishing general terms and conditions (Master Agreements), for which volumes and prices will only be defined in subsequent contracts.

In addition, electricity sales are mainly driven by demands to generate electricity from thermoelectric power plants, as and when requested by the Brazilian National Electric System Operator (ONS). These requests are substantially affected by Brazilian hydrological conditions. Thus, the table above presents mainly fixed amounts for the electricity to be available to customers in these operations.

8.4.	Contract liabilities

The balance of contract liabilities carried on the statement of financial position at the year ended December 31, 2022 amounted to US$ 48 (US$ 19 as of the year ended December 31, 2021). This amount is classified as other current liabilities and primarily comprises advances from customers in ship and take or pay contracts to be recognized as revenue based on future sales of natural gas or following the non-exercise of the right by the customer.

Accounting policy for revenues

The Company evaluates contracts with customers for the sale of oil and oil products, natural gas, electricity, services and other products, which will be subject to revenue recognition, and identifies the distinct goods and services promised in each of them.

Sales revenues are recognized when control is transferred to the client, which usually occurs upon delivery of the product or when the service is provided. At this moment, the company satisfies the performance obligation.

Performance obligations are considered to be promises to transfer to the client: (i) good or service (or group of goods or services) that is distinct; and (ii) a series of distinct goods or services that have the same characteristics or are substantially the same and that have the same pattern of transfer to the client.

Revenue is measured based on the amount of consideration to which the Company expects to be entitled in exchange for transfers of promised goods or services to the customer, excluding amounts collected on behalf of third parties. Transaction prices are based on contractually stated prices, which reflect the Company's pricing methodologies and policies based on market parameters.

Invoicing occurs in periods very close to deliveries and rendering of services, therefore, significant changes in transaction prices are not expected to be recognized in revenues for periods subsequent to satisfaction of the performance obligation, except for some exports in which final price formation occurs after the transfer of control of the products and are subject to the variation in the value of the commodity.

Sales are carried out in short terms of receipt, thus there are no significant financing components.